UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Conservative Profile I Fund (Initial Class shares) returned 9.02%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.27% (composite benchmark return was 7.75%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West MFS International Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	11,133.00	11,147.50	13,164.00	10,410.00
2004	11,903.40	11,830.90	14,806.87	10,861.69
2005	12,403.35	12,261.54	15,751.55	11,125.52
2006	13,368.33	13,218.07	18,235.56	11,607.26
2007	14,111.61	14,509.34	19,260.40	12,416.28
2008	12,168.44	13,863.56	12,089.75	13,066.89
2009	14,649.58	15,875.57	15,511.16	13,841.76
2010	15,928.49	17,205.03	18,172.87	14,747.01
2011	16,097.33	17,737.95	18,350.96	15,903.18
2012	17,549.31	19,104.20	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	9.02%	4.46%	5.79%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	47.38%
Fixed Interest Contract	22.42%
International Equity	7.03%
Large-Cap Equity	16.11%
Mid-Cap Equity	7.06%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,047.50	$5.02

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderately Conservative Profile I Fund (Initial Class shares) returned 10.59%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.96% (composite benchmark return was 9.63%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West MFS International Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	11,649.00	11,770.73	13,164.00	10,410.00
2004	12,774.29	12,813.12	14,806.87	10,861.69
2005	13,533.09	13,488.54	15,751.55	11,125.52
2006	14,872.86	14,998.04	18,235.56	11,607.26
2007	15,826.21	15,997.66	19,260.40	12,416.28
2008	12,960.09	13,156.89	12,089.75	13,066.89
2009	15,822.97	15,493.49	15,511.16	13,841.76
2010	17,411.59	17,005.36	18,172.87	14,747.01
2011	17,399.41	17,340.36	18,350.96	15,903.18
2012	19,242.00	18,999.27	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	10.59%	3.98%	6.76%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	33.02%

Fixed Interest Contract	21.96%
International Equity	11.02%
Large-Cap Equity	22.98%
Mid-Cap Equity	8.00%
Small-Cap Equity	3.02%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,056.20	$5.35

Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.02% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.77%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderate Profile I Fund (Initial Class shares) returned 12.25%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.73% (composite benchmark return was 11.52%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West MFS International Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00

2003	12,019.00	12,175.20	13,164.00	10,410.00
2004	13,381.95	13,393.91	14,806.87	10,861.69
2005	14,223.68	14,169.78	15,751.55	11,125.52
2006	15,927.68	15,987.62	18,235.56	11,607.26
2007	17,063.32	17,081.34	19,260.40	12,416.28
2008	13,089.27	13,055.87	12,089.75	13,066.89
2009	16,286.98	15,761.43	15,511.16	13,841.76
2010	18,166.50	17,498.98	18,172.87	14,747.01
2011	17,937.60	17,612.79	18,350.96	15,903.18
2012	20,134.96	19,627.41	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	12.25%	3.37%	7.25%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	24.00%
Fixed Interest Contract	15.94%
International Equity	16.03%
Large-Cap Equity	27.97%
Mid-Cap Equity	10.00%
Small-Cap Equity	6.06%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,065.20	$5.78

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.85%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderately Aggressive Profile I Fund (Initial Class shares) returned 13.89%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.75% (composite benchmark return was 13.14%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West MFS International Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	12,394.00	12,649.25	13,164.00	10,410.00
2004	14,052.32	14,230.31	14,806.87	10,861.69
2005	15,127.32	15,269.27	15,751.55	11,125.52
2006	17,213.38	17,663.87	18,235.56	11,607.26
2007	18,461.35	18,878.83	19,260.40	12,416.28
2008	12,878.64	13,367.91	12,089.75	13,066.89
2009	16,559.35	16,522.67	15,511.16	13,841.76
2010	18,738.56	18,553.23	18,172.87	14,747.01
2011	18,333.81	18,514.51	18,350.96	15,903.18
2012	20,880.37	20,931.23	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

One Year	Five Years	Ten Years

Initial Class	13.89%	2.49%	7.64%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	17.99%
Fixed Interest Contract	8.94%
International Equity	19.04%
Large-Cap Equity	29.92%
Mid-Cap Equity	16.00%
Small-Cap Equity	8.11%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,074.90	$6.22

Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 1.19% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.94%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Aggressive Profile I Fund (Initial Class shares) returned 16.45%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.03% (composite benchmark return was 16.48%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, and Great-West MFS International Growth.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2003	13,057.00	13,389.75	13,164.00
2004	15,262.33	15,390.90	14,806.87
2005	16,602.36	16,725.37	15,751.55
2006	19,182.37	19,919.41	18,235.56
2007	20,548.15	21,338.17	19,260.40
2008	12,320.67	13,082.97	12,089.75
2009	16,387.72	16,921.51	15,511.16
2010	18,936.02	19,395.32	18,172.87
2011	18,100.94	18,898.33	18,350.96
2012	21,078.54	21,997.70	21,298.13

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	16.45%	0.51%	7.74%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
International Equity	26.90%
Large-Cap Equity	36.99%
Mid-Cap Equity	23.04%
Small-Cap Equity	13.07%

Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,089.70	$6.90

Hypothetical (5% return before expenses)	$1,000.00	$1,018.67	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.31% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.06%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
331,625	Great-West Federated Bond Fund Initial Class(a)	$	3,631,295
248,601	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,078,303
215,031	Great-West Short Duration Bond Fund Initial Class(a)		2,249,219
373,427	Great-West Templeton Global Bond Fund Initial Class(a)		3,640,916
393,425	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		4,846,995

TOTAL BOND MUTUAL FUNDS — 47.39% (Cost $16,173,949)		$	16,446,728

EQUITY MUTUAL FUNDS
97,383	Great-West American Century Growth Fund Initial Class(a)		1,049,789
181,320	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		1,980,017
119,410	Great-West Janus Large Cap Growth Fund Initial Class(a)		1,055,587
72,850	Great-West MFS International Growth Fund Initial Class(a)		818,838
182,895	Great-West MFS International Value Fund Initial Class(a)		1,622,274

Shares				Value

Equity Mutual Funds — (continued)
153,756		Great-West Putnam Equity Income Fund Initial Class(a)	$	1,743,595
106,734		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,742,963
26,764		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		469,976

TOTAL EQUITY MUTUAL FUNDS — 30.20% (Cost $9,600,266)			$	10,483,039

Account Balance

FIXED INTEREST CONTRACT
7,784,993	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		7,784,993

TOTAL FIXED INTEREST CONTRACT — 22.43% (Cost $7,784,993)			$	7,784,993

TOTAL INVESTMENTS — 100.02% (Cost $33,559,208)			$	34,714,760

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(7,303)

TOTAL NET ASSETS — 100.00%			$	34,707,457

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
449,602	Great-West Federated Bond Fund Initial Class(a)	$	4,923,144
326,194	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,726,979
505,948	Great-West Templeton Global Bond Fund Initial Class(a)		4,932,997
443,952	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		5,469,488

TOTAL BOND MUTUAL FUNDS — 33.02% (Cost $17,790,934)		$	18,052,608

EQUITY MUTUAL FUNDS
253,387	Great-West American Century Growth Fund Initial Class(a)		2,731,505
317,202	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		3,463,844
78,055	Great-West Invesco Small Cap Value Fund Initial Class(a)		825,819
310,121	Great-West Janus Large Cap Growth Fund Initial Class(a)		2,741,472
36,797	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		826,098
179,488	Great-West MFS International Growth Fund Initial Class(a)		2,017,443

Shares				Value

Equity Mutual Funds — (continued)
451,564		Great-West MFS International Value Fund Initial Class(a)	$	4,005,376
313,011		Great-West Putnam Equity Income Fund Initial Class(a)		3,549,542
216,972		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		3,543,151
51,753		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		908,788

TOTAL EQUITY MUTUAL FUNDS — 45.03% (Cost $22,634,940)			$	24,613,038

Account Balance

FIXED INTEREST CONTRACT
12,009,347	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		12,009,347

TOTAL FIXED INTEREST CONTRACT — 21.97% (Cost $12,009,347)			$	12,009,347

TOTAL INVESTMENTS — 100.02% (Cost $52,435,221)			$	54,674,993

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(11,457)

TOTAL NET ASSETS — 100.00%			$	54,663,536

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
946,110	Great-West Federated Bond Fund Initial Class(a)	$	10,359,905
530,899	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,438,314
1,068,632	Great-West Templeton Global Bond Fund Initial Class(a)		10,419,169
841,088	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		10,362,204

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $34,941,972)		$	35,579,592

EQUITY MUTUAL FUNDS
823,662	Great-West American Century Growth Fund Initial Class(a)		8,879,081
881,343	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		9,624,266
211,708	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,239,865
1,008,665	Great-West Janus Large Cap Growth Fund Initial Class(a)		8,916,597
100,004	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,245,090
708,669	Great-West MFS International Growth Fund Initial Class(a)		7,965,438
1,780,559	Great-West MFS International Value Fund Initial Class(a)		15,793,561

Shares				Value

Equity Mutual Funds — (continued)
1,044,299		Great-West Putnam Equity Income Fund Initial Class(a)	$	11,842,355
222,192		Great-West Small Cap Growth Fund Initial Class(a)		4,492,713
724,105		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		11,824,633
295,837		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		5,194,896

TOTAL EQUITY MUTUAL FUNDS — 60.06% (Cost $79,292,212)			$	89,018,495

Account Balance

FIXED INTEREST CONTRACT
23,638,279	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		23,638,279

TOTAL FIXED INTEREST CONTRACT — 15.95% (Cost $23,638,279)			$	23,638,279

TOTAL INVESTMENTS — 100.02% (Cost $137,872,463)			$	148,236,366

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(31,218)

TOTAL NET ASSETS — 100.00%			$	148,205,148

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
610,192	Great-West Federated Bond Fund Initial Class(a)	$	6,681,606
479,688	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,010,192
689,904	Great-West Templeton Global Bond Fund Initial Class(a)		6,726,559
542,643	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		6,685,365

TOTAL BOND MUTUAL FUNDS — 18.00% (Cost $23,566,412)		$	24,103,722

EQUITY MUTUAL FUNDS
805,736	Great-West American Century Growth Fund Initial Class(a)		8,685,839
1,551,954	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		16,947,342
320,200	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,387,719
984,456	Great-West Janus Large Cap Growth Fund Initial Class(a)		8,702,591
151,512	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,401,433
763,323	Great-West MFS International Growth Fund Initial Class(a)		8,579,749
1,908,561	Great-West MFS International Value Fund Initial Class(a)		16,928,939

Shares				Value

Equity Mutual Funds — (continued)
1,001,477		Great-West Putnam Equity Income Fund Initial Class(a)	$	11,356,746
201,817		Great-West Small Cap Growth Fund Initial Class(a)		4,080,739
694,184		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		11,336,021
255,241		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,482,029

TOTAL EQUITY MUTUAL FUNDS — 73.08% (Cost $84,787,152)			$	97,889,147

Account Balance

FIXED INTEREST CONTRACT
11,976,176	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		11,976,176

TOTAL FIXED INTEREST CONTRACT — 8.94% (Cost $11,976,176)			$	11,976,176

TOTAL INVESTMENTS — 100.02% (Cost $120,329,740)			$	133,969,045

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(28,200)

TOTAL NET ASSETS — 100.00%			$	133,940,845

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

EQUITY MUTUAL FUNDS
521,043	Great-West American Century Growth Fund Initial Class(a)	$	5,616,844
1,108,985	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		12,110,114
250,447	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,649,734
635,358	Great-West Janus Large Cap Growth Fund Initial Class(a)		5,616,563
118,025	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,649,663
529,262	Great-West MFS International Growth Fund Initial Class(a)		5,948,908
1,329,734	Great-West MFS International Value Fund Initial Class(a)		11,794,741
580,655	Great-West Putnam Equity Income Fund Initial Class(a)		6,584,622

Shares			Value

Equity Mutual Funds — (continued)
164,107	Great-West Small Cap Growth Fund Initial Class(a)	$	3,318,247
403,005	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		6,581,072
175,907	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,088,934

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $58,452,431)		$	65,959,442

TOTAL INVESTMENTS — 100.02% (Cost $58,452,431)		$	65,959,442

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(13,919)

TOTAL NET ASSETS — 100.00%		$	65,945,523

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$34,714,760	$54,674,993	$148,236,366
Subscriptions receivable	16,317	20,145	43,011
Receivable for investments sold	–	10,866	–

Total Assets	34,731,077	54,706,004	148,279,377

LIABILITIES:
Payable to investment adviser	7,303	11,456	31,218
Redemptions payable	550	31,012	11,214
Payable for investments purchased	15,767	–	31,797

Total Liabilities	23,620	42,468	74,229

NET ASSETS	$34,707,457	$54,663,536	$148,205,148

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$415,848	$639,568	$1,712,696
Paid-in capital in excess of par	39,844,449	63,892,252	190,926,098
Net unrealized appreciation on investments	1,155,552	2,239,772	10,363,903
Undistributed net investment income	232,779	302,492	965,903
Accumulated net realized loss on investments	(6,941,171)	(12,410,548)	(55,763,452)

TOTAL NET ASSETS	$34,707,457	$54,663,536	$148,205,148

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,158,483	6,395,681	17,126,959

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.35	$8.55	$8.65

(a) Cost of investments, affiliated	$33,559,208	$52,435,221	$137,872,463

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$133,969,045	$65,959,442
Subscriptions receivable	32,530	26,016
Receivable for investments sold	–	117,535

Total Assets	134,001,575	66,102,993

LIABILITIES:
Payable to investment adviser	28,200	13,919
Redemptions payable	1,444	143,551
Payable for investments purchased	31,086	–

Total Liabilities	60,730	157,470

NET ASSETS	$133,940,845	$65,945,523

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,484,701	$706,124
Paid-in capital in excess of par	182,573,123	89,657,667
Net unrealized appreciation on investments	13,639,305	7,507,011
Undistributed net investment income	302,586	–
Accumulated net realized loss on investments	(64,058,870)	(31,925,279)

TOTAL NET ASSETS	$133,940,845	$65,945,523

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	14,847,014	7,061,241

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.02	$9.34

(a) Cost of investments, affiliated	$120,329,740	$58,452,431

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$120,931	$184,191	$404,777
Dividends, affiliated	709,609	971,742	2,405,151

Total Income	830,540	1,155,933	2,809,928

EXPENSES:
Management fees	79,925	124,532	376,374

Total Expenses	79,925	124,532	376,374

NET INVESTMENT INCOME	750,615	1,031,401	2,433,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	483,227	1,084,125	11,740,889
Realized gain distributions received, affiliated	256,256	463,221	1,627,560

Net realized gain	739,483	1,547,346	13,368,449

Net change in unrealized appreciation on investments	1,316,242	2,563,935	3,469,922

Net Realized and Unrealized Gain on Investments	2,055,725	4,111,281	16,838,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,806,340	$5,142,682	$19,271,925

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$195,408	$–
Dividends, affiliated	2,025,517	697,417

Total Income	2,220,925	697,417

EXPENSES:
Management fees	322,874	158,636

Total Expenses	322,874	158,636

NET INVESTMENT INCOME	1,898,051	538,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	8,373,682	5,381,356
Realized gain distributions received, affiliated	1,738,080	1,116,838

Net realized gain	10,111,762	6,498,194

Net change in unrealized appreciation on investments	4,933,793	2,944,832

Net Realized and Unrealized Gain on Investments	15,045,555	9,443,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,943,606	$9,981,807

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Conservative Profile I Fund

OPERATIONS:
Net investment income	$750,615	$805,136
Net realized gain	739,483	1,572,553
Net change in unrealized appreciation (depreciation)	1,316,242	(2,080,153)

Net Increase in Net Assets Resulting from Operations	2,806,340	297,536

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(183,095)	(59,119)
From net investment income	(667,233)	(726,873)
From net realized gains	(437,117)	(1,187,168)

Total Distributions	(1,287,445)	(1,973,160)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,205,915	11,335,791
Shares issued in reinvestment of distributions	1,287,445	1,973,160
Shares redeemed	(10,340,373)	(7,695,351)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,152,987	5,613,600

Total Increase in Net Assets	2,671,882	3,937,976

NET ASSETS:
Beginning of year	32,035,575	28,097,599

End of year (a)	$34,707,457	$32,035,575

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,224,870	1,349,204
Shares issued in reinvestment of distributions	155,691	245,213
Shares redeemed	(1,250,202)	(917,871)

Net Increase	130,359	676,546

(a) Including undistributed net investment income:	$232,779	$310,372

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderately Conservative Profile I Fund

OPERATIONS:
Net investment income	$1,031,401	$1,044,660
Net realized gain	1,547,346	3,091,528
Net change in unrealized appreciation (depreciation)	2,563,935	(4,196,745)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,142,682	(60,557)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(180,649)	–
From net investment income	(935,522)	(816,203)
From net realized gains	(523,155)	(2,800,579)

Total Distributions	(1,639,326)	(3,616,782)

CAPITAL SHARE TRANSACTIONS:
Shares sold	14,605,970	16,359,524
Shares issued in reinvestment of distributions	1,639,326	3,616,782
Shares redeemed	(13,850,598)	(11,825,461)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,394,698	8,150,845

Total Increase in Net Assets	5,898,054	4,473,506

NET ASSETS:
Beginning of year	48,765,482	44,291,976

End of year (a)	$54,663,536	$48,765,482

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,736,871	1,909,030
Shares issued in reinvestment of distributions	194,436	448,971
Shares redeemed	(1,656,510)	(1,374,004)

Net Increase	274,797	983,997

(a) Including undistributed net investment income:	$302,492	$568,964

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderate Profile I Fund

OPERATIONS:
Net investment income	$2,433,554	$3,311,138
Net realized gain	13,368,449	15,492,648
Net change in unrealized appreciation (depreciation)	3,469,922	(20,982,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,271,925	(2,178,714)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(3,128,685)	–
From net investment income	–	(2,664,610)
From net realized gains	(6,916,875)	(14,012,288)

Total Distributions	(10,045,560)	(16,676,898)

CAPITAL SHARE TRANSACTIONS:
Shares sold	26,133,450	29,127,533
Shares issued in reinvestment of distributions	10,045,560	16,676,898
Shares redeemed	(75,462,740)	(30,698,272)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(39,283,730)	15,106,159

Total Decrease in Net Assets	(30,057,365)	(3,749,453)

NET ASSETS:
Beginning of year	178,262,513	182,011,966

End of year (a)	$148,205,148	$178,262,513

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,964,296	3,157,600
Shares issued in reinvestment of distributions	1,168,213	1,993,224
Shares redeemed	(8,556,483)	(3,324,779)

Net Increase (Decrease)	(4,423,974)	1,826,045

(a) Including undistributed net investment income	$965,903	$1,704,087

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderately Aggressive Profile I Fund

OPERATIONS:
Net investment income	$1,898,051	$2,108,894
Net realized gain	10,111,762	12,634,831
Net change in unrealized appreciation (depreciation)	4,933,793	(17,769,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,943,606	(3,025,945)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(1,398,195)	(17,168)
From net investment income	(578,017)	(1,978,027)
From net realized gains	(1,420,895)	(10,356,345)

Total Distributions	(3,397,107)	(12,351,540)

CAPITAL SHARE TRANSACTIONS:
Shares sold	20,123,300	25,465,950
Shares issued in reinvestment of distributions	3,397,107	12,351,540
Shares redeemed	(35,938,472)	(27,791,176)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,418,065)	10,026,314

Total Increase (Decrease) in Net Assets	1,128,434	(5,351,171)

NET ASSETS:
Beginning of year	132,812,411	138,163,582

End of year (a)	$133,940,845	$132,812,411

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,290,934	2,789,774
Shares issued in reinvestment of distributions	384,561	1,503,647
Shares redeemed	(4,158,749)	(3,062,388)

Net Increase (Decrease)	(1,483,254)	1,231,033

(a) Including undistributed net investment income:	$302,586	$403,447

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Aggressive Profile I Fund

OPERATIONS:
Net investment income	$538,781	$536,913
Net realized gain	6,498,194	5,320,352
Net change in unrealized appreciation (depreciation)	2,944,832	(9,066,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,981,807	(3,209,694)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(410,782)	(5,874)
From net investment income	(127,987)	(536,913)
From net realized gains	(410,794)	(4,234,539)

Total Distributions	(949,563)	(4,777,326)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,335,051	15,411,952
Shares issued in reinvestment of distributions	949,563	4,777,326
Shares redeemed	(21,316,403)	(15,771,242)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,031,789)	4,418,036

Total Increase (Decrease) in Net Assets	1,000,455	(3,568,984)

NET ASSETS:
Beginning of year	64,945,068	68,514,052

End of year	$65,945,523	$64,945,068

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,380,935	1,686,511
Shares issued in reinvestment of distributions	103,869	586,151
Shares redeemed	(2,406,239)	(1,741,816)

Net Increase (Decrease)	(921,435)	530,846

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,806,340
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(10,314,358)
Proceeds from sale of investments	9,562,454
Increase in accrued interest on GWL&A Contract	(120,931)
Net realized gain on investments	(483,227)
Net change in unrealized appreciation on investments	(1,316,242)
Increase in payable to investment adviser	522
Increase in payable for investments purchased	3,128

Net Cash Provided by Operating Activities	137,686

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	10,232,728
Payment on shares redeemed	(10,370,414)
Cash distributions paid	–

Net Cash Used in Financing Activities	(137,686)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,287,445

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Moderately Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,142,682
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(17,239,405)
Proceeds from sale of investments	15,172,329
Increase in accrued interest on GWL&A Contract	(184,191)
Net realized gain on investments	(1,084,125)
Net change in unrealized appreciation on investments	(2,563,935)
Decrease in dividends receivable	192
Increase in receivable for investments sold	(10,866)
Increase in payable to investment adviser	1,272
Decrease in payable for investments purchased	(55,141)

Net Cash Provided by Operating Activities	(821,188)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	14,658,353
Payment on shares redeemed	(13,837,165)
Cash distributions paid	–

Net Cash Used in Financing Activities	821,188

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,639,326

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Moderate Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$19,271,925
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(36,709,853)
Proceeds from sale of investments	82,389,284
Increase in accrued interest on GWL&A Contract	(404,777)
Net realized gain on investments	(11,740,889)
Net change in unrealized appreciation on investments	(3,469,922)
Decrease in dividends receivable	703
Decrease in payable to investment adviser	(6,478)
Decrease in payable for investments purchased	(102,216)

Net Cash Provided by Operating Activities	49,227,777

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	26,249,279
Payment on shares redeemed	(75,477,056)
Cash distributions paid	–

Net Cash Used in Financing Activities	(49,227,777)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$10,045,560

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.95		$8.38	$9.39	$8.18	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.18	0.20	0.25	0.37
Capital gain distributions received	0.07	(a)	0.09	0.03	0.02	0.15
Net realized and unrealized gain (loss)	0.45		(0.19)	0.57	1.37	(1.88)

Total From Investment Operations	0.72		0.08	0.80	1.64	(1.36)

LESS DISTRIBUTIONS:
From return of capital	(0.04)		(0.01)	–	–	–
From net investment income	(0.17)		(0.17)	(0.20)	(0.26)	(0.36)
From net realized gains	(0.11)		(0.33)	(1.61)	(0.17)	(0.21)

Total Distributions	(0.32)		(0.51)	(1.81)	(0.43)	(0.57)

NET ASSET VALUE, END OF YEAR	$8.35		$7.95	$8.38	$9.39	$8.18

TOTAL RETURN(b)	9.02%		1.06%	8.73%	20.39%	(13.77%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$34,707		$32,036	$28,098	$52,967	$48,158
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.35%		2.62%	2.00%	2.67%	4.03%
Portfolio turnover rate	30%		29%	40%	33%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.97		$8.62	$9.15	$7.83	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(a)	0.18	0.15	0.17	0.29
Capital gain distributions received	0.08	(a)	0.15	0.04	0.02	0.21
Net realized and unrealized gain (loss)	0.59		(0.34)	0.71	1.52	(2.30)

Total From Investment Operations	0.84		(0.01)	0.90	1.71	(1.80)

LESS DISTRIBUTIONS:
From return of capital	(0.03)		–	–	–	–
From net investment income	(0.15)		(0.15)	(0.15)	(0.18)	(0.28)
From net realized gains	(0.08)		(0.49)	(1.28)	(0.21)	(0.34)

Total Distributions	(0.26)		(0.64)	(1.43)	(0.39)	(0.62)

NET ASSET VALUE, END OF YEAR	$8.55		$7.97	$8.62	$9.15	$7.83

TOTAL RETURN(b)	10.59%		(0.07%)	10.04%	22.09%	(18.11%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$54,664		$48,765	$44,292	$70,893	$58,249
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.07%		2.26%	1.51%	1.96%	3.07%
Portfolio turnover rate	30%		35%	43%	31%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderate Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.27		$9.23	$9.17	$7.68	$10.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.16	0.12	0.13	0.25
Capital gain distributions received	0.10	(a)	0.20	0.05	0.03	0.27
Net realized and unrealized gain (loss)	0.76		(0.48)	0.87	1.69	(2.96)

Total From Investment Operations	1.00		(0.12)	1.04	1.85	(2.44)

LESS DISTRIBUTIONS:
From return of capital	(0.18)		–	–	–	–
From net investment income	(0.01)		(0.13)	(0.12)	(0.14)	(0.25)
From net realized gains	(0.43)		(0.71)	(0.86)	(0.22)	(0.51)

Total Distributions	(0.62)		(0.84)	(0.98)	(0.36)	(0.76)

NET ASSET VALUE, END OF YEAR	$8.65		$8.27	$9.23	$9.17	$7.68

TOTAL RETURN(b)	12.25%		(1.26%)	11.54%	24.43%	(23.29%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$148,205		$178,263	$182,012	$294,910	$240,361
Ratio of expenses to average net assets(c)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.62%		1.82%	1.21%	1.54%	2.63%
Portfolio turnover rate	24%		32%	32%	26%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Moderately Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.13		$9.15		$8.85	$7.14	$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.13		0.11	0.12	0.23
Capital gain distributions received	0.12	(a)	0.21		0.05	0.02	0.28
Net realized and unrealized gain (loss)	0.88		(0.54)		0.99	1.88	(3.74)

Total From Investment Operations	1.13		(0.20)		1.15	2.02	(3.23)

LESS DISTRIBUTIONS:
From return of capital	(0.09)		(0.00)	(b)	–	–	–
From net investment income	(0.05)		(0.12)		(0.11)	(0.13)	(0.23)
From net realized gains	(0.10)		(0.70)		(0.74)	(0.18)	(0.53)

Total Distributions	(0.24)		(0.82)		(0.85)	(0.31)	(0.76)

NET ASSET VALUE, END OF YEAR	$9.02		$8.13		$9.15	$8.85	$7.14

TOTAL RETURN(c)	13.89%		(2.16%)		13.16%	28.58%	(30.24%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$133,941		$132,812		$138,164	$275,109	$214,134
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.47%		1.52%		1.08%	1.47%	2.48%
Portfolio turnover rate	28%		35%		27%	24%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Does not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.14		$9.19		$8.18	$6.29	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.09		0.06	0.06	0.07
Capital gain distributions received	0.16	(a)	0.28		0.06	0.02	0.31
Net realized and unrealized gain (loss)	1.10		(0.78)		1.15	1.98	(4.74)

Total From Investment Operations	1.34		(0.41)		1.27	2.06	(4.36)

LESS DISTRIBUTIONS:
From return of capital	(0.06)		(0.00)	(b)	–	–	–
From net investment income	(0.02)		(0.09)		(0.06)	(0.06)	(0.07)
From net realized gains	(0.06)		(0.55)		(0.20)	(0.11)	(0.76)

Total Distributions	(0.14)		(0.64)		(0.26)	(0.17)	(0.83)

NET ASSET VALUE, END OF YEAR	$9.34		$8.14		$9.19	$8.18	$6.29

TOTAL RETURN(c)	16.45%		(4.41%)		15.55%	33.01%	(40.04%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$65,946		$64,945		$68,514	$115,560	$84,904
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.85%		0.78%		0.57%	0.68%	0.79%
Portfolio turnover rate	32%		35%		29%	23%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Does not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio and Maxim Aggressive Profile I Portfolio names changed to Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund respectively. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Net Asset Value

The net asset value of each class of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of each Fund by the number of issued and outstanding shares of each class of each Fund on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2012

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2012, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Great-West Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$16,446,728	$—	$—	$16,446,728
Equity Mutual Funds	10,483,039	—	—	10,483,039
Fixed Interest Contract	—	—	7,784,993	7,784,993

Total Investments	$26,929,767	$0	$7,784,993	$34,714,760

Great-West Moderately Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$18,052,608	$—	$—	$18,052,608
Equity Mutual Funds	24,613,038	—	—	24,613,038
Fixed Interest Contract	—	—	12,009,347	12,009,347

Total Investments	$42,665,646	$0	$12,009,347	$54,674,993

Great-West Moderate Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$35,579,592	$—	$—	$35,579,592
Equity Mutual Funds	89,018,495	—	—	89,018,495
Fixed Interest Contract	—	—	23,638,279	23,638,279

Total Investments	$124,598,087	$0	$23,638,279	$148,236,366

Great-West Moderately Aggressive Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$24,103,722	$—	$—	$24,103,722
Equity Mutual Funds	97,889,147	—	—	97,889,147
Fixed Interest Contract	—	—	11,976,176	11,976,176

Total Investments	$121,992,869	$0	$11,976,176	$133,969,045

Annual Report - December 31, 2012

Great-West Aggressive Profile I Fund
	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$65,959,442	$—	$—	$65,959,442

Total Investments	$65,959,442	$0	$0	$65,959,442

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2012:

		Great-West Conservative Profile I Fund		Great-West Moderately Conservative Profile I Fund		Great-West Moderate Profile I Fund		Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2012	$	7,200,794	$	10,697,085	$	28,387,214	$	11,892,473
Total realized gains (or losses)		-		-		-		-
Total unrealized gains (or losses)		-		-		-		-
Total interest received		120,931		184,191		404,777		195,408
Purchases		1,685,006		2,913,589		4,469,797		2,731,610
Sales		(1,221,738)		(1,785,518)		(9,623,509)		(2,843,315)
Transfers into Level 3		-		-		-		-
Transfers (out of) Level 3		-		-		-		-

Ending Balance, December 31, 2012	$	7,784,993	$	12,009,347	$	23,638,279	$	11,976,176

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2012, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2012

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

Annual Report - December 31, 2012

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the year ended December 31, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2012

Great-West Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	97,383	$955,268	$330,572	$305,468	$21,547	$11,902	$1,049,789
Great-West Federated Bond Fund Initial Class	331,625	3,371,751	867,465	592,522	64,918	109,357	3,631,295
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	181,320	900,462	1,280,474	241,683	104,254	13,542	1,980,017
Great-West Invesco ADR Fund Initial Class	—	751,048	231,780	1,066,045	(19,638)	168	—
Great-West Janus Large Cap Growth Fund Initial Class	119,410	977,668	316,658	565,261	(147,377)	4,692	1,055,587
Great-West Life & Annuity Contract	7,784,993	7,200,794	1,685,006	1,221,738	—	120,931	7,784,993
Great-West MFS International Growth Fund Initial Class	72,850	751,960	283,422	316,424	28,252	9,095	818,838
Great-West MFS International Value Fund Initial Class	182,895	749,779	993,430	226,249	25,987	13,079	1,622,274
Great-West Putnam Equity Income Fund Initial Class	153,756	1,593,451	489,168	566,045	36,104	31,338	1,743,595
Great-West Putnam High Yield Bond Fund Initial Class	248,601	1,927,275	389,387	373,330	24,918	109,331	2,078,303
Great-West Short Duration Bond Fund Initial Class	215,031	2,082,424	518,011	356,143	22,568	48,422	2,249,219
Great-West T. Rowe Price Equity Income Fund Initial Class	106,734	1,595,379	464,105	453,090	94,231	34,932	1,742,963
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	26,764	430,490	150,916	133,716	14,011	3,147	469,976
Great-West Templeton Global Bond Fund Initial Class	373,427	3,363,870	777,670	716,952	37,548	182,830	3,640,916
Great-West U.S. Government Mortgage Securities Fund Initial Class	393,425	4,491,031	1,264,517	856,559	7,516	137,774	4,846,995
Putnam Multi-Cap Value Fund A	—	899,806	271,777	1,087,998	168,388	—	—

					$483,227	$830,540	$34,714,760

Annual Report - December 31, 2012

Great-West Moderately Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	253,387	$2,435,482	$737,850	$629,928	$41,417	$30,564	$2,731,505
Great-West Federated Bond Fund Initial Class	449,602	4,386,701	1,367,068	839,375	56,838	145,758	4,923,144
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	317,202	1,545,891	2,148,775	324,744	155,733	23,361	3,463,844
Great-West Invesco ADR Fund Initial Class	—	1,794,892	495,341	2,408,190	36,766	420	—
Great-West Invesco Small Cap Value Fund Initial Class	78,055	728,084	285,178	202,862	57,563	21,739	825,819
Great-West Janus Large Cap Growth Fund Initial Class	310,121	2,482,130	693,874	1,148,553	(254,667)	12,123	2,741,472
Great-West Life & Annuity Contract	12,009,347	10,697,085	2,913,589	1,785,518	—	184,191	12,009,347
Great-West Loomis Sayles Small Cap Value Fund Initial Class	36,797	728,204	222,333	156,791	59,708	6,167	826,098
Great-West MFS International Growth Fund Initial Class	179,488	1,800,934	581,806	557,795	116,691	22,356	2,017,443
Great-West MFS International Value Fund Initial Class	451,564	1,796,670	2,365,721	302,982	172,840	32,238	4,005,376
Great-West Putnam Equity Income Fund Initial Class	313,011	3,175,341	839,578	934,805	59,086	62,568	3,549,542
Great-West Putnam High Yield Bond Fund Initial Class	326,194	2,438,538	537,809	421,321	36,424	140,797	2,726,979
Great-West T. Rowe Price Equity Income Fund Initial Class	216,972	3,170,287	770,120	722,903	136,605	69,462	3,543,151
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	51,753	812,466	251,563	177,888	45,392	6,058	908,788
Great-West Templeton Global Bond Fund Initial Class	505,948	4,372,281	1,064,116	790,630	46,699	245,319	4,932,997
Great-West U.S. Government Mortgage Securities Fund Initial Class	443,952	4,871,478	1,591,780	933,322	10,894	152,812	5,469,488
Putnam Multi-Cap Value Fund A	—	1,539,202	372,904	1,750,598	306,136	—	—

					$1,084,125	$1,155,933	$54,674,993

Annual Report - December 31, 2012

Great-West Moderate Profile I Fund

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	823,662	$10,684,489	$1,437,034	$4,006,314	$331,375	$101,084	$8,879,081
Great-West Federated Bond Fund Initial Class	946,110	12,456,352	2,443,021	4,316,293	412,020	332,300	10,359,905
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	881,343	5,821,244	5,450,119	1,204,885	1,287,776	66,305	9,624,266
Great-West Invesco ADR Fund Initial Class	—	9,534,905	1,146,686	10,524,904	898,616	1,697	—
Great-West Invesco Small Cap Value Fund Initial Class	211,708	2,659,459	492,822	854,376	329,256	59,328	2,239,865
Great-West Janus Large Cap Growth Fund Initial Class	1,008,665	10,708,842	1,321,620	6,509,459	(1,483,336)	39,573	8,916,597
Great-West Life & Annuity Contract	23,638,279	28,387,214	4,469,797	9,623,509	—	404,777	23,638,279
Great-West Loomis Sayles Small Cap Value Fund Initial Class	100,004	2,666,965	340,600	692,180	388,341	17,114	2,245,090
Great-West MFS International Growth Fund Initial Class	708,669	9,580,247	1,326,355	2,834,139	1,603,350	88,205	7,965,438
Great-West MFS International Value Fund Initial Class	1,780,559	9,582,646	8,504,306	2,282,326	1,461,738	127,327	15,793,561
Great-West Putnam Equity Income Fund Initial Class	1,044,299	14,355,224	1,501,148	5,755,212	386,990	214,344	11,842,355
Great-West Putnam High Yield Bond Fund Initial Class	530,899	5,359,138	590,016	1,685,773	238,111	237,105	4,438,314
Great-West Small Cap Growth Fund Initial Class	222,192	5,300,000	967,793	1,839,550	456,179	—	4,492,713
Great-West T. Rowe Price Equity Income Fund Initial Class	724,105	14,327,946	1,195,851	3,991,472	1,603,614	239,553	11,824,633
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	295,837	6,235,511	856,331	1,262,400	1,189,022	34,785	5,194,896
Great-West Templeton Global Bond Fund Initial Class	1,068,632	12,408,607	1,533,454	3,976,024	442,012	528,380	10,419,169
Great-West U.S. Government Mortgage Securities Fund Initial Class	841,088	12,449,050	2,591,539	4,511,291	78,569	318,051	10,362,204
Putnam Multi-Cap Value Fund A	—	5,782,370	541,361	4,778,288	2,117,256	—	—

					$11,740,889	$2,809,928	$148,236,366

Annual Report - December 31, 2012

Great-West Moderately Aggressive Profile I Fund

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	805,736	$8,627,831	$1,132,520	$1,779,712	$91,597	$98,823	$8,685,839
Great-West Federated Bond Fund Initial Class	610,192	6,629,346	1,776,459	1,698,896	130,565	206,302	6,681,606
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,551,954	8,410,039	9,244,226	921,287	1,047,993	116,658	16,947,342
Great-West Invesco ADR Fund Initial Class	—	8,441,842	1,064,140	9,591,909	556,477	1,811	—
Great-West Invesco Small Cap Value Fund Initial Class	320,200	3,299,282	640,062	505,050	364,218	89,739	3,387,719
Great-West Janus Large Cap Growth Fund Initial Class	984,456	8,689,928	972,256	3,439,177	(936,626)	38,683	8,702,591
Great-West Life & Annuity Contract	11,976,176	11,892,473	2,731,610	2,843,315	—	195,408	11,976,176
Great-West Loomis Sayles Small Cap Value Fund Initial Class	151,512	3,303,080	431,392	377,682	345,423	25,841	3,401,433
Great-West MFS International Growth Fund Initial Class	763,323	8,480,499	1,186,814	1,596,968	834,916	95,008	8,579,749
Great-West MFS International Value Fund Initial Class	1,908,561	8,481,489	8,930,754	1,173,435	701,936	136,917	16,928,939
Great-West Putnam Equity Income Fund Initial Class	1,001,477	11,310,856	1,059,130	2,623,488	136,562	205,814	11,356,746
Great-West Putnam High Yield Bond Fund Initial Class	479,688	3,986,457	696,165	919,050	80,303	213,938	4,010,192
Great-West Small Cap Growth Fund Initial Class	201,817	3,950,330	793,184	594,868	429,784	—	4,080,739
Great-West T. Rowe Price Equity Income Fund Initial Class	694,184	11,304,225	823,179	1,493,140	842,229	229,948	11,336,021
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	255,241	4,439,151	627,206	519,512	419,605	30,024	4,482,029
Great-West Templeton Global Bond Fund Initial Class	689,904	6,596,656	1,182,924	1,349,360	189,360	340,209	6,726,559
Great-West U.S. Government Mortgage Securities Fund Initial Class	542,643	6,624,695	1,876,366	1,736,165	26,090	195,802	6,685,365
Putnam Multi-Cap Value Fund A	—	8,372,336	716,853	6,722,898	3,113,250	—	—

					$8,373,682	$2,220,925	$133,969,045

Annual Report - December 31, 2012

Great-West Aggressive Profile I Fund

Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	521,043	$5,507,713	$865,945	$1,195,773	$81,432	$63,863	$5,616,844
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,108,985	5,945,546	6,659,058	1,229,573	158,384	83,110	12,110,114
Great-West Invesco ADR Fund Initial Class	—	5,852,054	766,223	6,948,555	113,315	1,256	—
Great-West Invesco Small Cap Value Fund Initial Class	250,447	2,585,955	574,934	478,971	283,089	70,454	2,649,734
Great-West Janus Large Cap Growth Fund Initial Class	635,358	5,547,827	717,151	2,245,848	(598,746)	25,154	5,616,563
Great-West Loomis Sayles Small Cap Value Fund Initial Class	118,025	2,586,426	408,093	365,939	288,740	20,150	2,649,663
Great-West MFS International Growth Fund Initial Class	529,262	5,871,066	869,470	1,203,251	530,963	66,032	5,948,908
Great-West MFS International Value Fund Initial Class	1,329,734	5,885,200	6,686,554	1,029,610	720,652	95,589	11,794,741
Great-West Putnam Equity Income Fund Initial Class	580,655	6,497,237	623,018	1,459,216	83,747	118,647	6,584,622
Great-West Small Cap Growth Fund Initial Class	164,107	3,223,847	705,034	503,323	406,257	—	3,318,247
Great-West T. Rowe Price Equity Income Fund Initial Class	403,005	6,492,814	651,638	841,799	616,648	132,395	6,581,072
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	175,907	3,029,264	544,711	430,528	301,253	20,767	3,088,934
Putnam Multi-Cap Value Fund A	—	5,933,787	509,819	4,593,389	2,395,622	—	—

					$5,381,356	$697,417	$65,959,442

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$10,314,358	$9,562,454
Great-West Moderately Conservative Profile I Fund	17,239,405	15,172,329
Great-West Moderate Profile I Fund	36,709,853	82,389,284
Great-West Moderately Aggressive Profile I Fund	35,885,240	48,259,593
Great-West Aggressive Profile I Fund	20,581,648	27,907,130

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation

Great-West Conservative Profile I Fund	$39,948,060	$562,628	$(5,795,928)	$(5,233,300)
Great-West Moderately Conservative Profile I Fund	64,179,750	1,126,458	(10,631,215)	(9,504,757)
Great-West Moderate Profile I Fund	191,075,382	3,987,374	(46,826,390)	(42,839,016)
Great-West Moderately Aggressive Profile I Fund	179,660,181	2,387,086	(48,078,222)	(45,691,136)
Great-West Aggressive Profile I Fund	88,575,899	1,193,190	(23,809,647)	(22,616,457)

Annual Report - December 31, 2012

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended December 31, 2012, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital	Net Investment Income	Accumulated Net Realized Loss on Investments
Great-West Conservative Profile I Fund	$(183,095)	$22,120	$160,975
Great-West Moderately Conservative Profile I Fund	(180,649)	(181,700)	362,349
Great-West Moderate Profile I Fund	(3,128,685)	(129,274)	3,257,959
Great-West Moderately Aggressive Profile I Fund	(1,398,195)	(22,700)	1,420,895
Great-West Aggressive Profile I Fund	(410,782)	(12)	410,794

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Great-West Conservative Profile I Fund
Distributions paid from:
Ordinary income	$862,343	$726,873
Long-term capital gain	242,007	1,187,168
Return of capital	183,095	59,119

	$1,287,445	$1,973,160

	2012	2011
Great-West Moderately Conservative Profile I Fund
Distributions paid from:
Ordinary income	$1,297,874	$816,203
Long-term capital gain	160,803	2,800,579
Return of capital	180,649	–

	$1,639,326	$3,616,782

	2012	2011
Great-West Moderate Profile I Fund
Distributions paid from:
Ordinary income	$3,485,455	$2,750,495
Long-term capital gain	3,431,420	13,926,403
Return of capital	3,128,685	–

	$10,045,560	$16,676,898

	2012	2011
Great-West Moderately Aggressive Profile I Fund
Distributions paid from:
Ordinary income	$1,998,912	$1,978,027
Long-term capital gain	–	10,356,345
Return of capital	1,398,195	17,168

	$3,397,107	$12,351,540

Annual Report - December 31, 2012

	2012	2011
Great-West Aggressive Profile I Fund
Distributions paid from:
Ordinary income	$538,781	$536,913
Long-term capital gain	–	4,234,539
Return of capital	410,782	5,874

	$949,563	$4,777,326

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile I Fund
Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized depreciation on investments	(5,233,300)
Capital loss carryforward	–
Post-October losses	(319,540)

Tax composition of capital	$(5,552,840)

Great-West Moderately Conservative Profile I Fund
Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized depreciation on investments	(9,504,757)
Capital loss carryforward	–
Post-October losses	(363,527)

Tax composition of capital	$(9,868,284)

Great-West Moderate Profile I Fund
Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized depreciation on investments	(42,839,016)
Capital loss carryforward	–
Post-October losses	(1,594,630)

Tax composition of capital	$(44,433,646)

Great-West Moderately Aggressive Profile I Fund
Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized depreciation on investments	(45,691,136)
Capital loss carryforward	(2,578,216)
Post-October losses	(1,847,627)

Tax composition of capital	$(50,116,979)

Great-West Aggressive Profile I Fund
Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized depreciation on investments	(22,616,457)
Capital loss carryforward	(1,052,835)
Post-October losses	(748,976)

Tax composition of capital	$(24,418,268)

Annual Report - December 31, 2012

The Funds have elected to defer to the next fiscal year the following Post-October losses:

	Post-October ordinary losses	Post-October capital losses
Great-West Conservative Profile I Fund	$–	$(319,540)
Great-West Moderately Conservative Profile I Fund	–	(363,527)
Great-West Moderate Profile I Fund	–	(1,594,630)
Great-West Moderately Aggressive Profile I Fund	–	(1,847,627)
Great-West Aggressive Profile I Fund	–	(748,976)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund had available for federal income tax purposes the following net capital losses:

	Pre-Enactment		Post-Enactment
	Unused	Expiration Date	Short-Term	Long-Term
Great-West Conservative Profile I Fund	$–	–	$–	$–
Great-West Moderately Conservative Profile I Fund	–	–	–	–
Great-West Moderate Profile I Fund	–	–	–	–
Great-West Moderately Aggressive Profile I Fund	–	–	(386,080)	(2,192,136)
Great-West Aggressive Profile I Fund	–	–	(189,170)	(863,665)

6. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile I Fund	$3,525	$48,910
Great-West Moderately Conservative Profile I Fund	8,692	120,645
Great-West Moderate Profile I Fund	34,301	475,989
Great-West Moderately Aggressive Profile I Fund	36,873	511,251
Great-West Aggressive Profile I Fund	25,617	355,479

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile I Fund	12%
Great-West Moderately Conservative Profile I Fund	19%
Great-West Moderate Profile I Fund	24%
Great-West Moderately Aggressive Profile I Fund	39%
Great-West Aggressive Profile I Fund	90%

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile I Fund (formerly, Maxim Conservative Profile I Portfolio), Great-West Moderately Conservative Profile I Fund (formerly, Maxim Moderately Conservative Profile I Portfolio), Great-West Moderate Profile I Fund (formerly, Maxim Moderate Profile I Portfolio), Great-West Moderately Aggressive Profile I Fund (formerly, Maxim Moderately Aggressive Profile I Portfolio), and Great-West Aggressive Profile I Fund (formerly Maxim Aggressive Profile I Portfolio), each a fund of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with transfer agent and and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund of Great-West Funds, Inc. as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments issued by an affiliate of Great-West Funds valued at $7,784,993 (22% of net assets) for Great-West Conservative Profile I Fund, $12,009,347 (22% of net assets) for Great-West Moderately Conservative Profile I Fund, $23,638,279 (16% of net assets) for Great-West Moderate Profile I Fund, and $11,976,176 (9% of net assets) for Great-West Moderately Aggressive Profile I Fund, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great- West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road,	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Greenwood Village, CO 80111 1943
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great- West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111	Director	Since 2008	President, Retirement Services, Great- West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC;	64	N/A

1961			Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer,
Chief Legal Counsel,
Financial Services, Great-

West Life & Annuity
Insurance Company and
Great-West Life &
Annuity Insurance
Company of New York;
Chief Compliance Officer,
U.S. Operations, The
Great-West Life
Assurance Company,
The Canada
Life Assurance Company,
Crown Life Insurance
Company, and London
Life Insurance Company;
Secretary and Chief
Compliance Officer,
GWFS  Equities, Inc.;
Chief Compliance Officer,
Advised Assets Group,
LLC; Chief Legal Officer
and Secretary, FASCore,
LLC; Chief Legal Counsel
& Chief  Compliance
Officer, Great-West
Capital Management,
LLC; formerly, Secretary,
Great-West Capital
Management, LLC and
Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

80111 1967
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-

West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director,	N/A	N/A

80111 1962			Great-West Capital Management, LLC
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

 The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.   EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013